UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM I3F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2009

Check here if Amendment [   ]; Amendment Number:  __________

This Amendment  (Check only one.):            [   ] is a restatement.
                                              [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                Joseph Stilwell
Address:             26 Broadway, 23rd Floor
                     New York, NY 10004

Form 13F File Number: 028-12231

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                Joseph Stilwell
Title:               ----------------------
Phone:               212-269-5800

Signature, Place, and Date of Signing:

/s/ Joseph Stilwell           New York, NY              November 3, 2009
------------------------      --------------------      ------------------------
[Signature]                   [City, State]             [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  1

Form 13F Information Table Entry Total:  49

Form 13F Information Table Value Total:   $95,944
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

        No.        Form 13F File Number         Name

         1         028-12466                    Stilwell Value LLC (1)



(1) Joseph Stilwell is the managing member of Stilwell Value LLC. Stilwell Value LLC is the general partner of Stilwell Associates, L.P., Stilwell Value Partners I, L.P., Stilwell Value Partners II, L.P., Stilwell Value Partners III, L.P., Stilwell Value Partners IV, L.P., Stilwell Value Partners V, L.P., and Stilwell Value Partners VI, L.P. (together the "Value Funds"). Joseph Stilwell is also the general partner of Stilwell Partners L.P. ("SPLP"), the managing member of Stilwell Advisors LLC, which is the general partner of Stilwell Associates Insurance Fund of the S.A.L.I. Multi-Series Fund L.P. ("S.A.L.I."), and the managing member of Stilwell Management LLC, the manager of Stilwell Offshore Fund Ltd. ("Offshore" and, together with the Value Funds, SPLP and S.A.L.I., the "Funds"). The securities reported in this Form 13F are held by one or more of the Funds. None of the Value Funds, SPLP, S.A.L.I. or Offshore individually maintains investment discretion over $100 million, but Stilwell Value LLC, by virtue of its general partnership interest in each of the Value Funds, has such discretion.


NAME OF ISSUER                   TITLE OF    CUSIP      VALUE      SHARES/  SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
                                  CLASS                (X$1000)    PRN AMT  PRN  CALL  DISCRETION  MANAGER    SOLE    SHARED   NONE

ABINGTON BANCORP INC               COM       00350L109     305      39,400   SH         DEFINED                39,400
ALLIANCE BANCORP INC OF PA         COM       018921106     119      14,000   SH         DEFINED                14,000
ALLIANCE BANCORP INC OF PA         COM       018921106   3,348     391,907   SH         DEFINED      1        391,907
AMERICAN PHYSICIANS CAPITAL INC    COM       028884104   2,189      75,998   SH         DEFINED                75,998
AMERICAN PHYSICIANS CAPITAL INC    COM       028884104  32,151   1,115,966   SH         DEFINED      1      1,115,966
ATLANTIC COAST FEDERAL CORP        COM       048425102      35      17,393   SH         DEFINED                17,393
BANK MUTUAL CORP                   COM       063750103     177      20,000   SH         DEFINED                20,000
BCSB BANCORP INC                   COM       055367106     171      20,000   SH         DEFINED                20,000
BENEFICIAL MUTUAL BANCORP INC      COM       08173R104     223      24,460   SH         DEFINED                24,460
CENTRAL BANCORP INC                COM       152418109      56       7,000   SH         DEFINED                 7,000
CENTRAL BANCORP INC                COM       152418109   1,115     132,300   SH         DEFINED      1        132,300
CLIFTON SAVINGS BANCORP INC        COM       18712Q103     103      10,480   SH         DEFINED                10,480
CMS BANCORP INC                    COM       12600U102     107      15,000   SH         DEFINED                15,000
ESSA BANCORP INC                   COM       29667D104     462      35,000   SH         DEFINED                35,000
FIRST FINANCIAL NORTHWEST INC      COM       32022K102     146      25,000   SH         DEFINED                25,000
FIRST KEYSTONE FINANCIAL INC       COM       320655103      51       6,000   SH         DEFINED                 6,000
FIRST KEYSTONE FINANCIAL INC       COM       320655103     793      82,390   SH         DEFINED      1         82,390
FIRST PACTRUST BANCORP INC         COM       33589V101     147      23,000   SH         DEFINED                23,000
FIRST PACTRUST BANCORP INC         COM       33589V101     678     106,219   SH         DEFINED      1        106,219
FIRST SAVINGS FINANCIAL GROUP INC  COM       33621E109     305      28,550   SH         DEFINED                28,550
FIRST SAVINGS FINANCIAL GROUP INC  COM       33621E109   2,049     191,521   SH         DEFINED      1        191,521
FOX CHASE BANCORP                  COM       35137P106     150      15,000   SH         DEFINED                15,000
HAMPDEN BANCORP INC                COM       40867E107     217      20,000   SH         DEFINED                20,000
KINGSWAY FINANCIAL SVCS INC        COM       496904103   1,223     287,000   SH         DEFINED               287,000
KINGSWAY FINANCIAL SVCS INC        COM       496904103  19,346   4,538,000   SH         DEFINED      1      4,538,000
MALVERN FEDERAL BANCORP INC        COM       561410101     369      39,000   SH         DEFINED                39,000
MALVERN FEDERAL BANCORP INC        COM       561410101   5,115     539,800   SH         DEFINED      1        539,800
MERIDIAN INTERSTATE BANCORP INC    COM       58964Q104     680      80,000   SH         DEFINED                80,000
MSB FINANCIAL CORPORATION          COM       55352P102   2,066     235,489   SH         DEFINED      1        235,489
MSB FINANCIAL CORPORATION          COM       55352P102      64       7,367   SH         DEFINED                 7,367
MUTUALFIRST FINANCIAL INC          COM       62845B104     119      17,000   SH         DEFINED                17,000
MUTUALFIRST FINANCIAL INC          COM       62845B104   1,355     192,500   SH         DEFINED      1        192,500
NAUGATUCK VALLEY FINL CORP         COM       639067107      62      13,975   SH         DEFINED                13,975
NEWPORT BANCORP INC                COM       651754103     192      15,000   SH         DEFINED                15,000
NORTHEAST CMNTY BANCORP INC        COM       664112109      74      10,000   SH         DEFINED                10,000
NORTHEAST CMNTY BANCORP INC        COM       664112109   7,903   1,070,800   SH         DEFINED      1      1,070,800
NORTHWEST BANCORP INC PA           COM       667328108     870      38,091   SH         DEFINED                38,091
OSAGE BANCSHARES INC               COM       68764U106     770     100,000   SH         DEFINED               100,000
OSAGE BANCSHARES INC               COM       68764U106     204      26,527   SH         DEFINED      1         26,527
PRUDENTIAL BANCORP INC OF PA       COM       744319104   5,793     576,985   SH         DEFINED      1        576,985
ROMA FINANCIAL CORP                COM       77581P109     622      50,000   SH         DEFINED                50,000
SOUTHERN CONNECTICUT BANCORP INC   COM       84264A102      25       5,485   SH         DEFINED                 5,485
SOUTHERN CONNECTICUT BANCORP INC   COM       84264A102     212      47,186   SH         DEFINED      1         47,186
TECHE HOLDING CO                   COM       878330109   1,240      37,452   SH         DEFINED      1         37,452
TF FINANCIAL CORP                  COM       872391107     122       6,500   SH         DEFINED                 6,500
TF FINANCIAL CORP                  COM       872391107   1,565      81,282   SH         DEFINED      1         81,282
TFS FINANCIAL CORP                 COM       87240R107     595      50,000   SH         DEFINED                50,000
WAYNE SAVINGS BANCSHARES INC       COM       94624Q101     150      25,000   SH         DEFINED                25,000
WAYNE SAVINGS BANCSHARES INC       COM       94624Q101     111      18,600   SH         DEFINED      1         18,600
